As filed with the Securities and Exchange Commission on March 31, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

 (Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  October 31, 2016

Date of reporting period:  January 31, 2016

Item 1. Schedules of Investments.

Huber Capital Equity Income Fund
SCHEDULE OF INVESTMENTS at January 31, 2016 (Unaudited)

Shares	COMMON STOCKS - 97.94%	Value
	Advertising Agencies - 1.63%
216,000	Aimia, Inc. (a)	$1,451,377

	Aerospace & Defense - 3.81%
18,400	Northrop Grumman Corp.	3,405,104

	Air Transport - 1.01%
6,800	FedEx Corp.	903,584

	Aluminum - 1.24%
151,700	Alcoa, Inc.	1,105,893

	Banks: Diversified - 1.73%
42,300	SunTrust Banks, Inc.	1,547,334

	Chemicals: Diversified - 0.92%
12,400	BASF SE - ADR	825,468

	Computer Services, Software & Systems - 8.71%
157,900	CA, Inc.	4,536,467
58,900	Microsoft Corp.	3,244,801
		7,781,268
	Computer Technology - 0.90%
31,800	Hewlett Packard Enterprise Co.	437,568
37,800	HP, Inc.	367,038
		804,606
	Consumer Lending - 1.95%
109,720	Ally Financial, Inc. (b)	1,739,062

	Diversified Financial Services - 12.97%
291,800	Bank of America Corp.	4,126,052
81,300	Citigroup, Inc.	3,461,754
67,200	JPMorgan Chase & Co.	3,998,400
		11,586,206
	Diversified Retail - 1.38%
18,600	Wal-Mart Stores, Inc.	1,234,296

	Electronic Components - 0.65%
10,210	TE Connectivity Ltd.	583,603

	Engineering & Contracting Services - 5.41%
338,830	KBR, Inc.	4,831,716

	Foods - 5.61%
22,100	ConAgra Foods, Inc.	920,244
62,783	Herbalife Ltd. (b)	2,901,202
22,300	Tyson Foods, Inc. - Class A	1,189,928
		5,011,374
	Homebuilding - 1.62%
41,590	Lennar Corp. - Class B	1,441,093

	Household Equipment & Products - 1.93%
37,148	Tupperware Brands Corp.	1,724,782

	Insurance: Life - 5.38%
276,300	CNO Financial Group, Inc.	4,807,620

	Insurance: Multi-Line - 3.34%
30,100	American International Group, Inc.	1,700,048
41,904	Voya Financial, Inc.	1,281,424
		2,981,472
	Offshore Drilling & Other Services - 1.94%
176,814	Ensco plc - Class A (a)	1,729,241

	Oil: Crude Producers - 0.18%
47,000	Chesapeake Energy Corp.	159,330

	Oil: Integrated - 1.52%
12,100	BP plc - ADR	391,677
21,930	Royal Dutch Shell plc - Class A - ADR	963,385
		1,355,062
	Pharmaceuticals - 13.73%
4,400	Allergan plc (a) (b)	1,251,492
48,400	Eli Lilly & Co.	3,828,440
58,700	Merck & Co., Inc.	2,974,329
138,100	Pfizer, Inc.	4,210,669
		12,264,930
	Shipping - 5.80%
233,500	Euronav SA (a)	2,813,675
171,712	Golar LNG Partners LP (a)	2,369,626
		5,183,301
	Specialty Retail - 1.38%
9,800	Home Depot, Inc.	1,232,448

	Steel - 3.15%
101,400	Carpenter Technology Corp.	2,814,864

	Telecommunications Equipment - 1.85%
65,000	ARRIS International plc (a) (b)	1,655,550

	Tobacco - 4.23%
42,000	Philip Morris International, Inc.	3,780,420

	Utilities: Electrical - 3.97%
20,000	Entergy Corp.	1,411,600
72,300	Exelon Corp.	2,137,911
		3,549,511
	TOTAL COMMON STOCKS (Cost $89,057,561)	87,490,515

Shares	SHORT-TERM INVESTMENTS - 2.30%	Value
1,027,755	Fidelity Institutional Tax-Exempt Portfolio - Class I, 0.01% (c)	1,027,755
1,027,754	First American Tax Free Obligations Fund - Class Z, 0.00% (c)	1,027,754
	TOTAL SHORT-TERM INVESTMENTS (Cost $2,055,509)	2,055,509

	Total Investments in Securities (Cost $91,113,070) - 100.24%	89,546,024
	Liabilities in Excess of Other Assets - (0.24)%	(214,199)
	NET ASSETS - 100.00%	$89,331,825

ADR	American Depository Receipt
(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Rate shown is the 7-day annualized yield as of January 31, 2016.

Huber Capital Small Cap Value Fund
SCHEDULE OF INVESTMENTS at January 31, 2016 (Unaudited)

Shares	COMMON STOCKS - 98.66%	Value
	Advertising Agencies - 2.24%
523,700	Aimia, Inc. (a)	$3,519,264

	Aerospace & Defense - 0.14%
66,300	Kratos Defense & Security Solutions, Inc. (b)	211,497

	Aluminum - 3.03%
61,118	Kaiser Aluminum Corp.	4,751,313

	Asset Management & Custodian - 6.88%
154,690	OM Asset Management plc	1,749,544
1,231,000	Uranium Participation Corp. (a) (b)	4,455,115
52,000	Virtus Investment Partners, Inc.	4,576,000
		10,780,659
	Banks: Diversified - 10.80%
26,306	First Citizens BancShares, Inc. - Class A	6,472,855
565,588	First Horizon National Corp.	7,199,935
446,037	Park Sterling Corp. (c)	3,264,991
		16,937,781
	Chemicals: Specialty - 4.34%
136,559	Innospec, Inc.	6,807,466

	Commercial Vehicles & Parts - 1.51%
110,046	Miller Industries, Inc.	2,364,889

	Computer Services, Software & Systems - 3.44%
126,744	Science Applications International Corp.	5,401,829

	Consumer Lending - 1.82%
33,097	Enova International, Inc. (b)	184,350
311,220	EZCORP, Inc. - Class A (b)	946,109
53,038	Nelnet, Inc. - Class A	1,722,144
		2,852,603
	Containers & Packaging - 0.59%
43,034	UFP Technologies, Inc. (b)	932,547

	Diversified Manufacturing Operations - 1.71%
415,257	Harsco Corp.	2,674,255

	Engineering & Contracting Services - 8.39%
96,270	Argan, Inc.	2,899,652
719,860	KBR, Inc.	10,265,204
		13,164,856
	Equity REIT - Timber - 0.87%
125,743	CatchMark Timber Trust, Inc. - Class A	1,369,341

	Health Care Equipment & Supplies - 0.12%
5,200	CONMED Corp.	192,088

	Health Care Facilities - 1.34%
77,374	Tenet Healthcare Corp. (b)	2,098,383

	Homebuilding - 2.00%
13,871	Lennar Corp. - Class B	480,630
244,285	William Lyon Homes - Class A (b)	2,652,935
		3,133,565
	Household Equipment & Products - 3.98%
134,545	Tupperware Brands Corp.	6,246,924

	Insurance: Life - 6.55%
541,334	CNO Financial Group, Inc.	9,419,211
143,492	Health Insurance Innovations, Inc. - Class A (b)	852,342
		10,271,553
	Leisure Time - 0.18%
31,914	Callaway Golf Co.	277,971

	Office Supplies Equipment - 1.77%
98,600	Lexmark International, Inc - Class A	2,781,506

	Offshore Drilling & Other Services - 1.04%
1,417,254	Ocean Rig UDW, Inc.	1,629,842

	Paper - 1.57%
120,280	Kapstone Paper and Packaging Corp.	1,777,738
93,175	Mercer International, Inc.	684,836
		2,462,574
	Real Estate Investment Trusts (REITs) - 10.28%
424,609	Government Properties Income Trust	5,829,882
376,567	Granite Real Estate Investment Trust (a)	10,295,342
		16,125,224
	Restaurants - 2.66%
156,500	Boston Pizza Royalties Income Fund (a) (c)	1,805,297
261,400	Pizza Pizza Royalty Corp. (a) (c)	2,362,284
		4,167,581
	Shipping - 4.33%
28,513	Nordic American Tankers Ltd.	362,400
1,407,581	Teekay Tankers Ltd. - Class A	6,432,645
		6,795,045
	Steel - 4.17%
235,323	Carpenter Technology Corp.	6,532,567

	Telecommunications Equipment - 5.58%
343,806	ARRIS International plc (a) (b)	8,756,739

	Textiles, Apparel & Shoes - 3.12%
736,353	Iconix Brand Group, Inc. (b)	4,889,384

	Utilities: Electrical - 4.21%
135,310	Great Plains Energy, Inc.	3,772,443
72,814	Portland General Electric Co.	2,830,280
		6,602,723
	TOTAL COMMON STOCKS (Cost $186,460,563)	154,731,969

	Total Investments in Securities (Cost $186,460,563) - 98.66%	154,731,969
	Other Assets in Excess of Liabilities - 1.34%	2,102,632
	NET ASSETS - 100.00%	$156,834,601

(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Securities are considered illiquid. As of January 31, 2016, the value of these investments was $7,432,572 or 4.7% of net assets.

Huber Capital Diversified Large Cap Value Fund
SCHEDULE OF INVESTMENTS at January 31, 2016 (Unaudited)

Shares	COMMON STOCKS - 97.77%	Value
	Advertising Agencies - 1.40%
13,000	Aimia, Inc. (a)	$87,360

	Aerospace & Defense - 3.57%
1,200	Northrop Grumman Corp.	222,072

	Air Transport - 1.28%
600	FedEx Corp.	79,728

	Aluminum - 1.25%
10,700	Alcoa, Inc.	78,003

	Banks: Diversified - 1.53%
2,600	SunTrust Banks, Inc.	95,108

	Chemicals: Diversified - 0.96%
900	BASF SE - ADR	59,913

	Computer Services, Software & Systems - 9.77%
11,000	CA, Inc.	316,030
4,700	Microsoft Corp.	258,923
900	Oracle Corp.	32,679
		607,632
	Computer Technology - 0.81%
1,700	Hewlett Packard Enterprise Co.	23,392
2,800	HP, Inc.	27,188
		50,580
	Consumer Lending - 1.40%
5,500	Ally Financial, Inc. (b)	87,175

	Diversified Financial Services - 11.86%
18,400	Bank of America Corp.	260,176
5,200	Citigroup, Inc.	221,416
4,300	JPMorgan Chase & Co.	255,850
		737,442
	Diversified Retail - 1.81%
1,700	Wal-Mart Stores, Inc.	112,812

	Electronic Components - 0.83%
900	TE Connectivity Ltd.	51,444

	Engineering & Contracting Services - 5.70%
1,000	Fluor Corp.	44,890
21,700	KBR, Inc.	309,442
		354,332
	Financial Data & Systems - 0.54%
1,500	First Data Corp. - Class A (b)	20,055
150	Mastercard, Inc. - Class A	13,355
		33,410
	Foods - 6.14%
2,400	ConAgra Foods, Inc.	99,936
3,900	Herbalife Ltd. (b)	180,219
1,900	Tyson Foods, Inc. - Class A	101,384
		381,539
	Homebuilding - 0.72%
1,288	Lennar Corp. - Class B	44,629

	Household Equipment & Products - 1.34%
1,800	Tupperware Brands Corp.	83,574

	Insurance: Life - 5.12%
18,300	CNO Financial Group, Inc.	318,420

	Insurance: Multi-Line - 1.95%
900	American International Group, Inc.	50,832
2,300	Voya Financial, Inc.	70,334
		121,166
	Offshore Drilling & Other Services - 1.85%
11,785	Ensco plc - Class A (a)	115,257

	Oil: Crude Producers - 0.16%
3,000	Chesapeake Energy Corp.	10,170

	Oil: Integrated - 1.73%
600	BP plc - ADR	19,422
2,000	Royal Dutch Shell plc - Class A - ADR	87,860
		107,282
	Pharmaceuticals - 13.55%
200	Allergan plc (a) (b)	56,886
3,600	Eli Lilly & Co.	284,760
4,600	Merck & Co., Inc.	233,082
8,800	Pfizer, Inc.	268,312
		843,040
	Scientific Instruments: Control & Filter - 0.31%
500	Flowserve Corp.	19,320

	Shipping - 7.44%
14,800	Euronav SA (a)	178,340
20,600	Golar LNG Partners LP (a)	284,280
		462,620
	Specialty Retail - 0.20%
100	Home Depot, Inc.	12,576

	Steel - 1.79%
4,000	Carpenter Technology Corp.	111,040

	Telecommunications Equipment - 1.64%
4,000	ARRIS International plc (a) (b)	101,880

	Tobacco - 4.49%
3,100	Philip Morris International, Inc.	279,031

	Utilities: Electrical - 5.68%
700	American Electric Power Co., Inc.	42,679
1,500	Entergy Corp.	105,870
5,800	Exelon Corp.	171,506
300	NextEra Energy, Inc.	33,513
		353,568
	Utilities: Telecommunications - 0.95%
600	Verizon Communications, Inc.	29,982
900	Vodafone Group plc - ADR	28,980
		58,962
	TOTAL COMMON STOCKS (Cost $6,607,094)	6,081,085

Shares		SHORT-TERM INVESTMENTS - 1.95%	Value
60,591		Fidelity Institutional Tax-Exempt Portfolio - Class I, 0.01% (c)	60,591
60,592		First American Tax Free Obligations Fund - Class Z, 0.00% (c)	60,592
		TOTAL SHORT-TERM INVESTMENTS (Cost $121,183)	121,183

		Total Investments in Securities (Cost $6,728,277) - 99.72%	6,202,268
		Other Assets in Excess of Liabilities - 0.28%	17,702
		NET ASSETS - 100.00%	$6,219,970

	ADR	American Depository Receipt
	(a)	Foreign issued security.
	(b)	Non-income producing security.
	(c)	Rate shown is 7-day annualized yield as of January 31, 2016.

Huber Capital Mid Cap Value Fund
SCHEDULE OF INVESTMENTS at January 31, 2016 (Unaudited)

Shares	COMMON STOCKS - 85.90%	Value
	Aluminum - 3.03%
1,000	Alcoa, Inc.	$7,290
300	Kaiser Aluminum Corp.	23,322
		30,612
	Asset Management & Custodian - 4.97%
700	OM Asset Management plc	7,917
4,400	Uranium Participation Corp. (a) (b)	15,928
300	Virtus Investment Partners, Inc.	26,400
		50,245
	Banks: Diversified - 6.64%
2,400	First Horizon National Corp.	30,552
1,000	SunTrust Banks, Inc.	36,580
		67,132
	Chemicals: Specialty - 1.97%
400	Innospec, Inc.	19,940

	Computer Services, Software & Systems - 4.82%
1,400	CA, Inc.	40,222
200	Science Applications International Corp.	8,524
		48,746
	Computer Technology - 1.82%
700	Hewlett Packard Enterprise Co.	9,632
900	HP, Inc.	8,739
		18,371
	Consumer Lending - 3.18%
400	Ally Financial, Inc. (b)	6,340
8,500	EZCORP, Inc. - Class A (b)	25,840
		32,180
	Diversified Manufacturing Operations - 0.83%
1,300	Harsco Corp.	8,372

	Engineering & Contracting Services - 5.26%
200	Fluor Corp.	8,978
3,100	KBR, Inc.	44,206
		53,184
	Foods - 4.62%
200	ConAgra Foods, Inc.	8,328
600	Herbalife Ltd. (b)	27,726
200	Tyson Foods, Inc. - Class A	10,672
		46,726
	Health Care Equipment & Supplies - 0.73%
200	CONMED Corp.	7,388

	Health Care Facilities - 2.15%
800	Tenet Healthcare Corp. (b)	21,696

	Homebuilding - 1.03%
300	Lennar Corp. - Class B	10,395

	Household Equipment & Products - 3.67%
800	Tupperware Brands Corp.	37,144

	Insurance: Life - 3.79%
2,200	CNO Financial Group, Inc.	38,280

	Insurance: Multi-Line - 0.91%
300	Voya Financial, Inc.	9,174

	Office Supplies Equipment - 0.84%
300	Lexmark International, Inc - Class A	8,463

	Offshore Drilling & Other Services - 1.74%
1,800	Ensco plc - Class A (a)	17,604

	Paper - 1.39%

400		Kapstone Paper and Packaging Corp.	5,912
1,100		Mercer International, Inc.	8,085
			13,997
		Real Estate Investment Trusts (REITs) - 8.13%
2,600		Government Properties Income Trust	35,698
1,700		Granite Real Estate Investment Trust (a)	46,478
			82,176
		Shipping - 9.75%
3,000		Euronav SA (a)	36,150
2,600		Golar LNG Partners LP (a)	35,880
5,800		Teekay Tankers Ltd. - Class A	26,506
			98,536
		Steel - 1.92%
700		Carpenter Technology Corp.	19,432

		Telecommunications Equipment - 3.53%
1,400		ARRIS International plc (a) (b)	35,658

		Textiles, Apparel & Shoes - 2.23%
3,400		Iconix Brand Group, Inc. (b)	22,576

		Utilities: Electrical - 6.95%
300		Entergy Corp.	21,174
700		Exelon Corp.	20,699
600		Great Plains Energy, Inc.	16,728
300		Portland General Electric Co.	11,661
			70,262
		TOTAL COMMON STOCKS (Cost $965,580)	868,289

Shares		SHORT-TERM INVESTMENTS - 4.64%	Value
23,456		Fidelity Institutional Tax-Exempt Portfolio - Class I, 0.01% (c)	23,456
23,457		First American Tax Free Obligations Fund - Class Z, 0.00% (c)	23,457
		TOTAL SHORT-TERM INVESTMENTS (Cost $46,913)	46,913

		Total Investments in Securities (Cost $1,012,493) - 90.54%	915,202
		Other Assets in Excess of Liabilities - 9.46%	95,675
		NET ASSETS - 100.00%	$1,010,877

	(a)	Foreign issued security.
	(b)	Non-income producing security.
	(c)	Rate shown is 7-day annualized yield as of January 31, 2016.

Huber Capital Funds
Notes to Schedule of Investments
January 31, 2016 (Unaudited)

Note 1 – Securities Valuation

The Huber Capital Funds’ (the “Funds”) investments in securities are carried at their fair value. Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.  Exchange rates are provided daily by a recognized independent pricing agent.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board) has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of January 31, 2016:

Equity Income Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$7,083,996	$-	$-	$7,083,996
Consumer Staples	8,791,794	-	-	8,791,794
Energy	3,243,633	-	-	3,243,633
Financial Services	22,661,694	-	-	22,661,694
Health Care	12,264,930	-	-	12,264,930
Materials & Processing	4,746,225	-	-	4,746,225
Producer Durables	14,323,704	-	-	14,323,704
Technology	10,825,028	-	-	10,825,028
Utilities	3,549,511	-	-	3,549,511
Total Common Stocks	87,490,515	-	-	87,490,515
Short-Term Investments	2,055,509	-	-	2,055,509
Total Investments in Securities	$89,546,024	$-	$-	$89,546,024

Small Cap Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$18,067,108	$4,167,581	$-	$22,234,689
Energy	1,629,842	-	-	1,629,842
Financial Services	55,072,170	3,264,991	-	58,337,161
Health Care	2,290,471	-	-	2,290,471
Materials & Processing	21,486,467	-	-	21,486,467
Producer Durables	27,992,048	-	-	27,992,048
Technology	14,158,568	-	-	14,158,568
Utilities	6,602,723	-	-	6,602,723
Total Common Stocks	147,299,397	7,432,572	-	154,731,969
Short-Term Investments	-	-	-	-
Total Investments in Securities	$147,299,397	$7,432,572	$-	$154,731,969

Diversified Large Cap Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$340,951	$-	$-	$340,951
Consumer Staples	660,570	-	-	660,570
Energy	232,709	-	-	232,709
Financial Services	1,392,721	-	-	1,392,721
Health Care	843,040	-	-	843,040
Materials & Processing	248,956	-	-	248.956
Producer Durables	1,138,072	-	-	1,138,072
Technology	811,536	-	-	811,536
Utilities	412,530	-	-	412,530
Total Common Stocks	6,081,085	-	-	6,081,085
Short-Term Investments	121,183	-	-	121,183
Total Investments in Securities	$6,202,268	$-	$-	$6,202,268

Mid Cap Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$70,115	$-	$-	$70,115
Consumer Staples	46,726			46,726
Energy	116,140	-	-	116,140
Financial Services	279,187	-	-	279,187
Health Care	29,084	-	-	29,084
Industrial	61,556			61,556
Information Technology	75,580	-	-	75,580
Materials	83,981	-	-	83,981
Technology	35,658	-	-	35,658
Utilities	70,262	-	-	70,262
Total Common Stocks	868,289	-	-	868,289
Short-Term Investments	46,913	-	-	46,913
Total Investments in Securities	$915,202	$-	$-	$915,202

Refer to the Funds’ schedule of investments for a detailed break-out of common stocks by industry classification.  Transfers between levels are recognized at January 31, 2016, the end of the reporting period.  The Equity Income Fund, the Diversified Large Cap Value Fund and the Mid Cap Value Fund recognized no transfers to/from Level 1 or Level 2.

The Small Cap Value Fund had the following transfers during the period ended January 31, 2016.

Transfers into Level 2                                      $4,167,581
Transfers out of Level 2                                            -
Net transfers into/or out of Level 2 $4,167,581

On January 31, 2016, transfers were made from Level 1 to Level 2 due to two securities being classified as illiquid by the Funds’ adviser.

 There were no Level 3 securities held in the Funds during the period ended January 31, 2016.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at January 31, 2016 was as follows*:

Equity Income Fund

Cost of investments	$91,586,030

Gross unrealized appreciation	$15,992,007
Gross unrealized depreciation	(18,032,013)
Net unrealized depreciation	$(2,040,006)

Small Cap Value Fund

Cost of investments	$186,970,128

Gross unrealized appreciation	$23,440,990
Gross unrealized depreciation	(55,679,149)
Net unrealized depreciation	$(32,238,159)

Diversified Large Cap Value Fund

Cost of investments	$6,731,908

Gross unrealized appreciation	$544,613
Gross unrealized depreciation	(1,074,253)
Net unrealized appreciation	$529,640

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds’ previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

The Mid Cap Value Fund commenced operations on December 31, 2015.  The cost basis of investments for federal income tax purposes at December 31, 2015 was as follows**:

Mid Cap Cap Value Fund

Cost of investments	$1,012,493

Gross unrealized appreciation	$9,682
Gross unrealized depreciation	(106,973)
Net unrealized depreciation	$(97,291)

**Because tax adjustments are calculated annually, the above table does not include tax adjustments.

Note 3 – Illiquid Securities

A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by a Fund.  Illiquid securities may be valued under methods approved by the Funds’ Board of Trustees as reflecting fair value.  Each Fund intends to hold no more than 15% of its net assets in illiquid securities.  At January 31, 2016, the Small Cap Value Fund had investments in illiquid securities with a total value of $7,432,572 or 4.7% of net assets.

Information concerning these illiquid securities in the Small Cap Value Fund is as follows:

Small Cap Value Fund
	Shares	Dates Acquired	Cost Basis
Boston Pizza Royalties Income Fund	156,500	3/08 – 9/15	$2,444,481
Park Sterling Corp.	446,037	10/10 – 4/13	2,379,789
Pizza Pizza Royalty Corp.	261,400	2/11 – 10/13	3,072,263

Item 2. Controls and Procedures.
(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*_/s/ Douglas G. Hess
                                             Douglas G. Hess, President

Date 3/30/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* _/s/ Douglas G. Hess
                                             Douglas G. Hess, President

Date 3/30/2016

By (Signature and Title)* _/s/ Cheryl L. King
                                              Cheryl L. King, Treasurer

Date 3/30/2016

* Print the name and title of each signing officer under his or her signature.